CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 19,303	$ 23,354
Restricted cash	11,425	7,048
Accounts receivable, net	16,969	11,291
Amounts due from related parties	5,000	19,108
Prepaid expenses and other current assets	8,083	10,463
Notes receivable	0	4,726
Total current assets	60,780	75,990
Vessels, net	1,041,138	1,062,258
Other long-term assets	18,850	8,165
Deferred dry dock and special survey costs, net	37,045	26,469
Investment in affiliates	26,158	25,725
Loans receivable from affiliates	0	16,192
Intangible assets	2,000	3,166
Amounts due from related parties	0	13,757
Notes receivable, net of current portion	8,013	7,554
Operating lease assets	13,285	14,241
Total non-current assets	1,146,489	1,177,527
Total assets	1,207,269	1,253,517
Current liabilities
Accounts payable	6,299	8,473
Accrued expenses	4,781	5,987
Deferred revenue	3,185	4,497
Operating lease liabilities, current portion	1,173	1,047
Amounts due to related parties	35,979
Current portion of financial liabilities, net	6,277	5,814
Current portion of long-term debt, net	195,558	53,966
Total current liabilities	253,252	79,784
Operating lease liabilities, net	11,980	13,154
Long-term financial liabilities, net	56,481	82,794
Long-term debt, net	228,541	346,454
Deferred revenue	2,185	3,312
Total non-current liabilities	299,187	445,714
Total liabilities	552,439	525,498
Commitments and contingencies
Partners' capital:
Common Unitholders (11,345,187 and 10,987,679 units issued and outstanding at December 31, 2020 and December 31, 2019, respectively)	652,013	723,720
General Partner (237,822 and 230,524 units issued and outstanding at December 31, 2020 and December 31, 2019, respectively)	2,817	4,299
Total partners' capital	654,830	728,019
Total liabilities and partners' capital	$ 1,207,269	$ 1,253,517